Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2021
Basis of preparation
Considerations in respect of COVID-19

Considerations in respect of COVID-19

Going concern

As outlined on page 3, trading during the year demonstrated the relative resilience of the Group’s operating model. The Group has a strong liquidity position with €5.8 billion of cash and cash equivalents available at 31 March 2021, which together with access to committed facilities, cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios including not being able to access the capital markets during the assessment period. In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 31 March 2021. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for a period of at least 12 months from the date of approving the consolidated financial statements and that it is appropriate to continue to adopt a going concern basis in preparing the consolidated financial statements.

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates were disclosed in the Group’s annual report for the year ended 31 March 2020. The ongoing impact of COVID-19 has been factored into our latest forecasts. These judgements and estimates were assessed during the year ended 31 March 2021 and considered in our impairment review.

New accounting pronouncements adopted

New accounting pronouncements adopted

On 1 April 2020, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s annual report for the year ended 31 March 2020.